1933 Act/Rule 497(e)


May 22, 2001

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:  Phoenix-Zweig Trust
     File Nos. 2-93538 and 811-04116

To the Commission Staff:

     Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement dated May 22, 2001 to Version A and Version B of the Phoenix-Zweig Trust's Statement of Additional Information dated May 1, 2001.

     Please feel free to contact the undersigned at (860) 403-6785 if you have any questions concerning this filing.


Sincerely,

/s/ Pamela S. Sinofsky
Pamela S. Sinofsky
Phoenix Investment Partners, Ltd.

                               PHOENIX-ZWEIG TRUST

                        Supplement dated May 22, 2001 to
              Statement of Additional Information dated May 1, 2001

The disclosure in Version A and Version B of the Statement of Additional Information is being revised. Under the heading "Management of the Trust" on page 27 of Version A and under the heading "Management of the Trust" on page 10 of Version B, the following biography should be inserted after the biography of Beth Abraham:

David Dickerson (33)   Assistant          Assistant Vice President of Phoenix-Zweig Trust.
900 Third Avenue       Vice President     Co-Portfolio Manager of Phoenix-Euclid Market
New York, NY 10022                        Neutral Fund and Phoenix-Zweig Strategy Fund.
                                          Assistant Portfolio Manager of Phoenix-Zweig
                                          Managed Assets.



    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.


PXP 1202/DD (5/01)